Note 11 - Long-term Debt - Financing Costs Included in Loan Balances (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Balance, at beginning of the period	$ 14,080
Additions	13,784
Amortization and write-off	(2,498)
Transfers and other movements	152
Balance, at end of the period	25,518
Less: Current portion of financing costs	(5,476)
Financing costs, non-current portion	$ 20,042